LONG-TERM DEBT - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Interest payments, net of interest capitalized	$ 3,284	$ 3,398	$ 2,931